                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8340
                                  ---------------------------------------------

                               South Asia Portfolio
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                              Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260
                                                   ----------------------------

Date of fiscal year end:   December 31, 2003
                        --------------------------
Date of reporting period:  June 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.9%
INDIA -- 95.9%

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Applications Software -- 13.9%
---------------------------------------------------------------
Digital Globalsoft Ltd.                     61,000  $   587,495
HP (after its merger with Compaq), is a
majority shareholder, with more than 85%
of the company's revenues being
generated from the parent. Digital
delivers an extensive range of software
development services.
HCL Technologies Ltd.                       72,000      240,078
The company offers an entire gamut of IT
services including technology
development, software product
engineering, networking and application
development services.
I-Flex Solutions Ltd.                       16,950      373,485
A leading provider of banking solutions
to banks and financial institutions
around the world and is 43% owned by
Citigroup.
Infosys Technologies Ltd.(1)                 5,600      394,459
India's dominant software services
provider.
Wipro Ltd.                                  13,550      276,818
Wipro provides high-end R&D services and
application development & maintenance
services to global technology
corporations. Business areas include
hardware design, system software and
embedded software, telecom software,
e-commerce, web enabling and
customer management.
---------------------------------------------------------------
                                                    $ 1,872,335
---------------------------------------------------------------
Auto and Parts -- 8.6%
---------------------------------------------------------------
Bajaj Auto Ltd.                             36,500  $   451,939
One of India's largest manufacturers of
two
and three-wheelers.
Maruti Udyog Ltd.(1)(2)                     48,000      129,450
A 54% subsidiary of Suzuki Motor Corp.,
Japan, Maruti Udyog is India's largest
car company with a market share in
excess of 55%.
Tata Engineering and Locomotive Co. Ltd.   133,421      568,946
A major commercial vehicle manufacturer
in India, its products include cars and
utility vehicles.
---------------------------------------------------------------
                                                    $ 1,150,335
---------------------------------------------------------------
Banking and Finance -- 4.6%
---------------------------------------------------------------
HDFC Bank Ltd.                             111,000  $   620,139
One of the fastest growing private
sector banks in India.
---------------------------------------------------------------
                                                    $   620,139
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Brewery -- 1.4%
---------------------------------------------------------------
United Breweries Ltd.(1)                    94,380  $   191,204
India's largest beer company controlling
over 45% of the country's brewing
capacity with a 40% market share.
---------------------------------------------------------------
                                                    $   191,204
---------------------------------------------------------------
Cement -- 2.1%
---------------------------------------------------------------
Associated Cement Cos. Ltd.                 78,000  $   281,036
One of the largest cement producers in
India, with an installed capacity
aggregating 15mn tons.
---------------------------------------------------------------
                                                    $   281,036
---------------------------------------------------------------
Chemicals -- 7.4%
---------------------------------------------------------------
Indo Gulf Fertilisers Ltd.(1)               93,220  $   138,472
The company manufactures agricultural
chemicals.
United Phosphorous Ltd.                    157,000      861,044
A leading agrochemical manufacturer in
the domestic market. Currently the focus
is to tap the growing & profitable
export market for generic
(off-patent) agrochemicals.
---------------------------------------------------------------
                                                    $   999,516
---------------------------------------------------------------
Diversified Industry -- 5.2%
---------------------------------------------------------------
Bharat Electronics Ltd.                     24,111  $   178,114
India's largest defence equipment
manufacturer and 76% owned by the
Government of India, with products such
as defence radars, defence
communications, telecommunication, sound
& vision broadcasting
and semiconductors.
Larsen & Toubro Ltd.                        97,000      512,729
One of India's leading engineering and
construction companies and the second
largest cement producer.
---------------------------------------------------------------
                                                    $   690,843
---------------------------------------------------------------
Drugs -- 10.1%
---------------------------------------------------------------
Aurobindo Pharmaceuticals Ltd.              49,700  $   399,745
A niche player in the semi synthetic
penicillin (SSP) cephalosporins space.
The company has mapped up a strategy of
becoming a fully-integrated active
pharmaceutical ingredient (API) player
as well as cater to the US regulated
markets.
Divi's Laboratories Ltd.(1)                 55,000      651,753
A research-focused custom manufacturer
of bulk
drug/intermediates with few peers in
Indian
pharmaceutical sector.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Drugs (continued)
---------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.               13,000  $   307,036
A leading pharmaceutical company in
India.
---------------------------------------------------------------
                                                    $ 1,358,534
---------------------------------------------------------------
Energy -- 8.8%
---------------------------------------------------------------
Hindustan Petroleum Corp. Ltd.             104,800  $   790,239
One of India's three premier R&M
(refinery & marketing) companies, the
company refines crude oil into
constituent fuel products at its two
refineries in Mumbai & Vishakhpatnam. It
has an installed capacity of 13 mmtpa
and a domestic market share of 20%.
Oil and Natural Gas Corp. Ltd.              38,000      395,823
India's dominant exploration &
production company and 84% owned by the
Government of India. The company has a
virtual monopoly in the production of
crude oil & natural gas in the country.
---------------------------------------------------------------
                                                    $ 1,186,062
---------------------------------------------------------------
Engineering -- 6.6%
---------------------------------------------------------------
Engineers India Ltd.                        62,000  $   438,949
The company provides engineering design
and consultancy services for refineries,
oil and gas projects, pipelines,
petrochemical complexes and other
industries, and is 90% owned by the
Government of India.
Siemens India Ltd.                          56,528      445,516
The company manufactures diversified
products for energy, industry,
healthcare (a supplier of high-tech
medical electronics), transportation and
the component segments. It also has
joint ventures which supply equipment in
the fields of telecommunication and
information technology.
---------------------------------------------------------------
                                                    $   884,465
---------------------------------------------------------------
Entertainment -- 2.1%
---------------------------------------------------------------
Television Eighteen India Ltd.             145,000  $   280,458
Primarily a television content
production house, with an interest in
business news broadcasting through CNBC
India.
---------------------------------------------------------------
                                                    $   280,458
---------------------------------------------------------------
Foods -- 2.7%
---------------------------------------------------------------
Balrampur Chini Mills Ltd.                 117,685  $   355,848
The company is engaged in the
manufacturing and marketing of sugar,
alcohol, and bio-fertilizers. It
possesses an aggregate cane crushing
capacity of 25000 tcd (tons crushed per
day) across three different locations.
---------------------------------------------------------------
                                                    $   355,848
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Information Services -- 0.5%
---------------------------------------------------------------
Geodesic Information Systems(1)             20,000  $    72,837
Geodesic is a forerunner in the area of
unified messaging, with the messaging
solution 'Mundu' messenger which is an
'Interoperable Instant Messaging' tool.
---------------------------------------------------------------
                                                    $    72,837
---------------------------------------------------------------
Metals - Aluminium -- 6.5%
---------------------------------------------------------------
Hindalco Industries Ltd.                    38,841  $   624,263
An integrated aluminium producer that
has a low cost copper smelter. It owns
96% of Indian Aluminium, which sells
alumina and high-end fabricated
aluminium products.
National Aluminium Co. Ltd.                103,500      249,762
Nalco is a leading producer of alumina
and aluminium in India, with integrated
operations. The Government is the
principal shareholder, owning 87% of the
shares outstanding.
---------------------------------------------------------------
                                                    $   874,025
---------------------------------------------------------------
Miscellaneous -- 0.5%
---------------------------------------------------------------
United Breweries Holdings Ltd.(1)(3)       141,570  $    64,753
De-merged entity of United Breweries
Ltd. United Breweries Holdings is a
holding company of United Breweries Ltd.
---------------------------------------------------------------
                                                    $    64,753
---------------------------------------------------------------
Petrochemicals -- 8.5%
---------------------------------------------------------------
IBP Company Ltd.                            35,640  $   436,215
IBP is engaged primarily in marketing
petroleum products with a capacity of
6.5 mmtpa. Indian Oil Corporation,
India's premier refiner and marketer,
holds a 54% stake in the company.
Reliance Industries Ltd.                   100,000      700,324
The 4th largest petrochemicals/energy
company in Asia, with respectable global
rankings in each of its major
businesses. The group enjoys the
distinction of operating
fully-integrated production facilities,
from oil to textile.
---------------------------------------------------------------
                                                    $ 1,136,539
---------------------------------------------------------------
Power Converters / Power Supply
Equipment -- 6.4%
---------------------------------------------------------------
Bharat Heavy Electricals Ltd.               78,000  $   452,602
A dominant player in the domestic power
plant equipment and electrical
engineering industry, BHEL supplies
power plant equipment to central
utilities, state electricity boards &
independent power producers (IPPs) and
undertakes turnkey projects. It also
supplies equipment like turbines,
generators and boilers.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Power Converters / Power Supply
Equipment (continued)
---------------------------------------------------------------
Tata Power Co. Ltd.                        118,400  $   404,757
The largest private sector power utility
in India. The company has license to
supply bulk power in the
region of Mumbai.
---------------------------------------------------------------
                                                    $   857,359
---------------------------------------------------------------
Property -- 0.0%
---------------------------------------------------------------
Gesco Corp. Ltd.(1)(3)                           2  $         1
Engaged in real estate and property
development.
De-merged entity of GE Shipping.
---------------------------------------------------------------
                                                    $         1
---------------------------------------------------------------
Transportation -- 0.0%
---------------------------------------------------------------
Great Eastern Shipping Co. Ltd.                 90  $        99
The largest private sector shipping
company in India.
---------------------------------------------------------------
                                                    $        99
---------------------------------------------------------------
Total Common Stocks
   (identified cost $11,378,286)                    $12,876,388
---------------------------------------------------------------
Total India
   (identified cost $11,378,286)                    $12,876,388
---------------------------------------------------------------
Total Investments -- 95.9%
   (identified cost $11,378,286)                    $12,876,388
---------------------------------------------------------------
Other Assets, Less Liabilities -- 4.1%              $   554,914
---------------------------------------------------------------
Net Assets -- 100.0%                                $13,431,302
---------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Priced by adviser.
 (3) The above securities held by the Portfolio on June 30, 2003 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At June 30, 2003 the aggregate value of these securities amounted to $64,754 representing 0.5% of the Portfolio's net assets (Note 5).

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                             PERCENTAGE
  COMPANY                          INDUSTRY SECTOR                           OF NET ASSETS  VALUE
  --------------------------------------------------------------------------------------------------
  United Phosphorous Ltd.          Chemicals                                         6.4%   $861,044
  Hindustan Petroleum Corp. Ltd.   Energy                                            5.9     790,239
  Reliance Industries Ltd.         Petrochemicals                                    5.2     700,324
  Divi's Laboratories Ltd.         Drugs                                             4.9     651,753
  Hindalco Industries Ltd.         Metals - Aluminium                                4.6     624,263
  HDFC Bank Ltd.                   Banking and Finance                               4.6     620,139
  Digital Globalsoft Ltd.          Applications Software                             4.4     587,495
  Tata Engineering and             Auto and Parts
    Locomotive Co. Ltd.                                                              4.2     568,946
  Larsen & Toubro Ltd.             Diversified Industry                              3.8     512,729
  Bharat Heavy Electricals Ltd.    Power Converters/Power Supply Equipment           3.4     452,602

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Applications Software                            13.9%   $1,872,335
Drugs                                            10.1     1,358,534
Energy                                            8.8     1,186,062
Auto and Parts                                    8.6     1,150,335
Petrochemicals                                    8.5     1,136,539
Chemicals                                         7.4       999,516
Engineering                                       6.6       884,465
Metals - Aluminium                                6.5       874,025
Power Converters/Power Supply Equipment           6.4       857,359
Diversified Industry                              5.2       690,843

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $11,378,286)         $12,876,388
Cash                                            2,768
Foreign currency, at value
   (identified cost, $1,298,434)            1,303,019
Receivable for investments sold               297,997
Interest and dividends receivable              13,716
-----------------------------------------------------
TOTAL ASSETS                              $14,493,888
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,032,186
Payable to affiliate for Trustees' fees           152
Accrued expenses                               30,248
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,062,586
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,431,302
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $11,928,615
Net unrealized appreciation (computed on
   the basis
   of identified cost)                      1,502,687
-----------------------------------------------------
TOTAL                                     $13,431,302
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes, $1,024)  $   51,714
Interest                                         311
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   52,025
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $   41,695
Administration fee                            13,795
Trustees' fees and expenses                    2,615
Custodian fee                                 34,024
Legal and accounting services                 22,575
Miscellaneous                                  4,557
----------------------------------------------------
TOTAL EXPENSES                            $  119,261
----------------------------------------------------

NET INVESTMENT LOSS                       $  (67,236)
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  735,289
   Foreign currency transactions              11,265
----------------------------------------------------
NET REALIZED GAIN                         $  746,554
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,812,888
   Foreign currency                            4,204
----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $1,817,092
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,563,646
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,496,410
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (67,236) $         (97,122)
   Net realized gain (loss)                        746,554           (918,095)
   Net change in unrealized
      appreciation (depreciation)                1,817,092          1,165,519
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      2,496,410  $         150,302
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      1,879,078  $       1,477,300
   Withdrawals                                  (2,111,331)        (4,110,492)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $       (232,253) $      (2,633,192)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      2,264,157  $      (2,482,890)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     11,167,145  $      13,650,035
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     13,431,302  $      11,167,145
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------
                                  (UNAUDITED)           2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                              2.16%(1)        2.77%       2.52%       1.82%       2.09%       1.97%
   Expenses after custodian
      fee reduction                      2.16%(1)        2.77%       2.46%       1.75%       2.07%       1.87%
   Net investment loss                  (1.22)%(1)      (0.77)%     (1.02)%     (1.04)%     (0.94)%     (0.16)%
Portfolio Turnover                         73%            112%        141%        133%         80%         60%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                         22.75%           1.53%     (25.70)%        --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $13,431         $11,167     $13,650     $23,236     $48,278     $52,734
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Greater India Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2003, the Portfolio did not make any payments pursuant to such requirement.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period for such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of June 30, 2003, the Portfolio had no reserve related to capital gains.

 C Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the adviser fee was 0.75% of average daily net assets and amounted to $41,695. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the administration fee was 0.25% of average net assets and amounted to $13,795. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, aggregated 7,920,999 and 8,360,423 respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $11,378,286
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,861,073
    Gross unrealized depreciation              (1,362,971)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,498,102
    -----------------------------------------------------

   The appreciation on currency is $4,585.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 India Taxes
-------------------------------------------
   The Portfolio is subject to certain Indian income taxes in connection with distributions from, and transactions in, Indian securities. The Portfolio has been advised that the Indian tax authority is conducting a review of the Portfolio's tax returns filed for the tax years ended March 31, 2002 and 2001. As of June 30, 2003, the Portfolio has not been advised of the results of that review.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

8 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                              100%          0%
    Edward K.Y. Chen                                   100%          0%
    Donald R. Dwight                                   100%          0%
    James B. Hawkes                                    100%          0%
    Samuel L. Hayes, III                               100%          0%
    Hon. Robert Lloyd George                           100%          0%
    William H. Park                                    100%          0%
    Norton H. Reamer                                   100%          0%
    Lynn A. Stout                                      100%          0%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE GREATER INDIA FUND

INVESTMENT MANAGEMENT

SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President and
Portfolio Manager

William Walter Raleigh Kerr
Vice President and Assistant
Treasurer

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Edward K. Y. Chen

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

South Asia Portfolio

By:      /S/ Hon. Robert Lloyd George
         ----------------------------
         Hon. Robert Lloyd George
         President

Date:    August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ William J. Austin Jr.
         -------------------------
         William J. Austin Jr.
         Treasurer


Date:    August 18, 2003


By:      /S/ Hon. Robert Lloyd George
         ----------------------------
         Hon. Robert Lloyd George
         President

Date:    August 18, 2003